Earnings and Loss per Share	6 Months Ended
Jun. 30, 2024
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Earnings and Loss per Share
17. Earnings and Loss per Share
The Group reported basic and diluted loss per share during the three and six months ended June 30, 2024 and 2023. Basic earnings and loss per share are calculated by dividing the net profit or loss by the weighted-average number of ordinary shares outstanding for the reporting period. Diluted earnings and loss per share, are calculated by adjusting the weighted-average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board and employees of the Group as well as from publicly traded Immatics Warrants. The
Group’s
equity awards and Immatics Warrants for which the exercise price is exceeding the Group’s weighted average share price, are excluded in the calculation of diluted weighted average number of ordinary shares.
The Group was loss-making during the three and six months ended June 30, 2024 and during the three and six months ended June 30, 2023, therefore all instruments under the 2020 and 2022 Equity Plan are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares outstanding. The 7,187,500 Immatics Warrants issued in 2020 and outstanding as of June 30, 2024 have no dilutive effect for the three months ended June 30, 2024 and 2023 and the six months ended June 30, 2023 as the Group’s weighted average share price is below the exercise price for the given period. For the six months ended June 30, 2024 the Immatics Warrants are anti-dilutive as their conversion to ordinary shares would have decreased loss per share.

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	(Euros in thousands, except share and per share data)		(Euros in thousands, except share and per share data)
Net loss	(18,022)	(24,610)	(21,076)	(44,357)
Basic	(0.17)	(0.32)	(0.21)	(0.58)
Diluted	(0.17)	(0.32)	(0.21)	(0.58)
Weighted average shares outstanding:
Basic	103,071,657	77,311,053	100,917,905	76,994,713
Diluted	103,071,657	77,311,053	100,917,905	76,994,713